SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	3,217,921	$0.47	86.65	$25,849
Granted	1,532,183	-	-	-
Exercised	(1,577,895)	0.38	-	15,195
Cancelled	(513,043)	-	-	-
Outstanding at December 31, 2025	2,659,166	$0.35	92.79	$24,649

Exercisable at December 31, 2025	136,429	$6.78	1.54	$481

Vested and expected to vest at December 31, 2025	2,650,878	$0.36	92.73	$48,734

Schedule of option activity by price range
	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	2,522,737	97.73	$-	-	-	$-
2.87 –– 3.38	11,360	0.55	3.34	11,360	0.55	3.34
4.25 – 5.90	45,226	0.90	5.08	45,226	0.90	5.08
6.23 – 6.56	67,001	1.99	6.50	67,001	1.99	6.50
$12.02 – 21.35	12,842	2.27	17.34	12,842	2.27	17.34

	2,659,166	92.79	$0.35	136,429	1.54	$6.78

Schedule of restricted stock unit activity
	Outstanding			Exercisable
Range of exercise price	Number of RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	1,484,950	99.05	$-	-	-	$-

Schedule of stock-based compensation expense
	Year ended December 31,
	2025	2024	2023

Cost of revenue	$3,278	$2,424	$942
Research and development	5,427	5,797	3,559
Selling and marketing	12,570	9,592	8,345
General and administrative	9,842	9,398	5,194

Total	$31,117	$27,211	$18,040

Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
		Weighted average
	Number of Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	1,023,202	$-	99.22	$8,667
Granted	1,014,383	-	-	-
Exercised	(290,488)	-	-	2,767
Cancelled	(262,147)	-	-	-

Outstanding at December 31, 2025	1,484,950	$-	99.05	$14,226

Exercisable at December 31, 2025	-	-	-	-

Vested and expected to vest at December 31, 2025	943,165	$0.01	98.23	$23,261